Non-Current Liabilities - Provisions - Summary of Non-Current Liabilities - Provisions (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Noncurrent Provisions [Abstract]
Long service leave	$ 27,974	$ 16,915
Total non-current provisions	$ 27,974	$ 16,915